Quarterly Holdings Report
for
Fidelity® Large Cap Core Enhanced Index Fund
November 30, 2021
CEI-NPRT1-0122
1.859522.114
Common Stocks - 98.6%
	Shares	Value ($)
COMMUNICATION SERVICES - 9.1%
Diversified Telecommunication Services - 0.9%
Verizon Communications, Inc.	273,585	13,753,118
Entertainment - 1.4%
Activision Blizzard, Inc.	95,701	5,608,079
Electronic Arts, Inc.	60,014	7,454,939
Netflix, Inc. (a)	8,305	5,330,980
The Walt Disney Co. (a)	20,715	3,001,604
		21,395,602
Interactive Media & Services - 6.3%
Alphabet, Inc.:
Class A (a)	11,834	33,584,300
Class C (a)	11,058	31,504,684
Meta Platforms, Inc. Class A (a)	97,008	31,475,216
		96,564,200
Media - 0.5%
Comcast Corp. Class A	164,195	8,206,466
TOTAL COMMUNICATION SERVICES		139,919,386
CONSUMER DISCRETIONARY - 13.5%
Automobiles - 2.6%
Ford Motor Co.	220,484	4,231,088
Tesla, Inc. (a)	31,651	36,232,799
		40,463,887
Distributors - 0.1%
Genuine Parts Co.	17,469	2,231,490
Diversified Consumer Services - 0.2%
Service Corp. International	37,034	2,450,169
Hotels, Restaurants & Leisure - 2.2%
Expedia, Inc. (a)	11,663	1,878,793
International Game Technology PLC (b)	100,524	2,716,158
McDonald's Corp.	57,741	14,123,449
Papa John's International, Inc.	21,522	2,623,962
Scientific Games Corp. Class A (a)	26,466	1,691,707
SeaWorld Entertainment, Inc. (a)	6,971	411,219
Starbucks Corp.	48,260	5,291,226
Travel+Leisure Co.	1,467	72,206
Wendy's Co.	125,802	2,589,005
Yum! Brands, Inc.	24,197	2,972,359
		34,370,084
Household Durables - 0.6%
D.R. Horton, Inc.	38,313	3,743,180
Meritage Homes Corp. (a)	1,412	159,358
NVR, Inc. (a)	301	1,572,827
Toll Brothers, Inc.	32,287	2,049,256
Whirlpool Corp.	6,033	1,313,625
		8,838,246
Internet & Direct Marketing Retail - 3.9%
Amazon.com, Inc. (a)	16,059	56,320,037
eBay, Inc.	29,165	1,967,471
Shutterstock, Inc.	11,636	1,326,620
		59,614,128
Leisure Products - 0.1%
Brunswick Corp.	20,731	1,946,848
Multiline Retail - 0.9%
Dollar General Corp.	13,041	2,885,973
Dollar Tree, Inc. (a)	8,682	1,161,912
Target Corp.	40,382	9,846,747
		13,894,632
Specialty Retail - 2.5%
AutoNation, Inc. (a)(b)	16,668	2,064,332
Foot Locker, Inc.	23,134	1,055,836
Lithia Motors, Inc. Class A (sub. vtg.)	14,964	4,359,462
Lowe's Companies, Inc.	19,990	4,889,354
O'Reilly Automotive, Inc. (a)	7,323	4,673,246
The Home Depot, Inc.	44,513	17,832,353
Ulta Beauty, Inc. (a)	9,436	3,622,952
		38,497,535
Textiles, Apparel & Luxury Goods - 0.4%
NIKE, Inc. Class B	37,650	6,371,886
TOTAL CONSUMER DISCRETIONARY		208,678,905
CONSUMER STAPLES - 5.2%
Beverages - 1.1%
Monster Beverage Corp. (a)	21,790	1,825,566
PepsiCo, Inc.	6,249	998,465
The Coca-Cola Co.	257,895	13,526,593
		16,350,624
Food & Staples Retailing - 1.7%
Costco Wholesale Corp.	20,717	11,174,335
Walmart, Inc.	109,448	15,391,672
		26,566,007
Food Products - 0.9%
Mondelez International, Inc.	84,933	5,005,951
The Kraft Heinz Co.	110,801	3,724,022
Tyson Foods, Inc. Class A	68,613	5,417,682
		14,147,655
Household Products - 1.3%
Colgate-Palmolive Co.	42,367	3,178,372
Procter & Gamble Co.	114,139	16,502,217
		19,680,589
Tobacco - 0.2%
Altria Group, Inc.	33,226	1,416,757
Philip Morris International, Inc.	24,235	2,082,756
		3,499,513
TOTAL CONSUMER STAPLES		80,244,388
ENERGY - 4.0%
Energy Equipment & Services - 0.5%
Halliburton Co.	100,078	2,160,684
Schlumberger Ltd.	211,021	6,052,082
		8,212,766
Oil, Gas & Consumable Fuels - 3.5%
Antero Resources Corp. (a)	11,461	201,255
APA Corp.	77,587	1,999,417
Chevron Corp.	36,459	4,115,127
ConocoPhillips Co.	160,197	11,234,616
Continental Resources, Inc.	21,917	971,800
Devon Energy Corp.	25,293	1,063,824
EOG Resources, Inc.	71,556	6,225,372
Exxon Mobil Corp.	272,489	16,305,742
Hess Corp.	13,229	985,825
Marathon Oil Corp.	262,743	4,069,889
Murphy Oil Corp. (b)	27,751	737,622
Occidental Petroleum Corp.	18,011	534,026
Occidental Petroleum Corp. warrants 8/3/27 (a)	9,120	114,000
PDC Energy, Inc.	15,181	765,578
Pioneer Natural Resources Co.	15,482	2,760,750
Texas Pacific Land Corp. (b)	755	912,621
		52,997,464
TOTAL ENERGY		61,210,230
FINANCIALS - 11.2%
Banks - 4.6%
Bank of America Corp.	314,657	13,992,797
Citigroup, Inc.	195,723	12,467,555
First Republic Bank	9,362	1,962,837
Glacier Bancorp, Inc.	8,693	472,030
Hancock Whitney Corp.	40,138	1,917,794
JPMorgan Chase & Co.	151,381	24,043,844
Regions Financial Corp.	59,860	1,361,815
U.S. Bancorp	45,294	2,506,570
Wells Fargo & Co.	269,124	12,858,745
		71,583,987
Capital Markets - 2.5%
Ameriprise Financial, Inc.	6,290	1,821,584
Goldman Sachs Group, Inc.	29,478	11,230,823
Jefferies Financial Group, Inc.	105,922	3,980,549
LPL Financial	11,408	1,798,015
Morgan Stanley	119,733	11,353,083
MSCI, Inc.	3,174	1,997,874
Raymond James Financial, Inc.	5,194	510,518
S&P Global, Inc.	801	365,040
SEI Investments Co.	74,103	4,418,762
State Street Corp.	11,304	1,005,717
		38,481,965
Consumer Finance - 1.1%
Capital One Financial Corp.	55,292	7,770,185
Discover Financial Services	38,299	4,130,547
OneMain Holdings, Inc.	82,749	4,120,073
Synchrony Financial	19,286	863,820
		16,884,625
Diversified Financial Services - 1.8%
Berkshire Hathaway, Inc. Class B (a)	100,401	27,779,953
Insurance - 1.2%
Aon PLC	5,384	1,592,426
Brown & Brown, Inc.	50,134	3,229,131
First American Financial Corp.	35,327	2,620,557
MetLife, Inc.	35,915	2,106,774
Primerica, Inc.	30,270	4,454,231
The Travelers Companies, Inc.	4,549	668,476
Trupanion, Inc. (a)	7,952	980,641
W.R. Berkley Corp.	25,851	1,981,221
		17,633,457
TOTAL FINANCIALS		172,363,987
HEALTH CARE - 13.9%
Biotechnology - 2.4%
AbbVie, Inc.	1,924	221,799
Amgen, Inc.	58,728	11,679,825
Biogen, Inc. (a)	2,374	559,647
Gilead Sciences, Inc.	146,469	10,096,108
Incyte Corp. (a)	58,957	3,992,568
Moderna, Inc. (a)	7,226	2,546,659
Regeneron Pharmaceuticals, Inc. (a)	2,110	1,343,078
United Therapeutics Corp. (a)	11,057	2,095,302
Vertex Pharmaceuticals, Inc. (a)	24,368	4,555,354
		37,090,340
Health Care Equipment & Supplies - 2.0%
Abbott Laboratories	98,605	12,401,551
Baxter International, Inc.	51,729	3,857,432
Edwards Lifesciences Corp. (a)	13,785	1,479,268
Hologic, Inc. (a)	60,770	4,541,342
IDEXX Laboratories, Inc. (a)	7,692	4,677,274
Medtronic PLC	23,245	2,480,242
Ortho Clinical Diagnostics Holdings PLC	84,740	1,621,924
		31,059,033
Health Care Providers & Services - 2.9%
Anthem, Inc.	24,848	10,094,003
Centene Corp. (a)	5,073	362,263
CVS Health Corp.	97,303	8,665,805
Laboratory Corp. of America Holdings (a)	7,133	2,035,259
Molina Healthcare, Inc. (a)	6,062	1,728,761
Select Medical Holdings Corp.	17,040	457,524
UnitedHealth Group, Inc.	46,444	20,631,354
		43,974,969
Health Care Technology - 0.8%
Cerner Corp.	88,848	6,259,342
Veeva Systems, Inc. Class A (a)	23,372	6,604,460
		12,863,802
Life Sciences Tools & Services - 1.7%
Agilent Technologies, Inc.	9,898	1,493,608
Bio-Rad Laboratories, Inc. Class A (a)	1,026	772,783
Bio-Techne Corp.	81	38,234
Danaher Corp.	8,409	2,704,671
Thermo Fisher Scientific, Inc.	24,791	15,688,489
Waters Corp. (a)	10,127	3,322,365
West Pharmaceutical Services, Inc.	5,612	2,484,208
		26,504,358
Pharmaceuticals - 4.1%
Bristol-Myers Squibb Co.	217,170	11,646,827
Eli Lilly & Co.	3,193	791,992
Johnson & Johnson	137,244	21,400,457
Merck & Co., Inc.	180,700	13,536,237
Pfizer, Inc.	303,861	16,326,452
		63,701,965
TOTAL HEALTH CARE		215,194,467
INDUSTRIALS - 6.4%
Aerospace & Defense - 1.1%
Lockheed Martin Corp.	26,306	8,768,316
Mercury Systems, Inc. (a)	97,107	4,753,388
Moog, Inc. Class A	42,039	2,907,838
		16,429,542
Air Freight & Logistics - 0.2%
FedEx Corp.	7,178	1,653,596
United Parcel Service, Inc. Class B	5,567	1,104,326
		2,757,922
Airlines - 0.0%
Alaska Air Group, Inc. (a)	15,943	774,352
Building Products - 0.0%
A.O. Smith Corp.	1,928	152,408
Commercial Services & Supplies - 0.4%
Cintas Corp.	7,842	3,310,814
Republic Services, Inc.	22,532	2,980,082
		6,290,896
Construction & Engineering - 0.2%
EMCOR Group, Inc.	25,249	3,013,216
Electrical Equipment - 1.3%
AMETEK, Inc.	56,205	7,671,983
Atkore, Inc. (a)	15,693	1,671,305
Eaton Corp. PLC	18,599	3,014,154
Emerson Electric Co.	82,609	7,256,375
nVent Electric PLC	12,689	441,958
		20,055,775
Industrial Conglomerates - 0.4%
3M Co.	27,234	4,630,869
General Electric Co.	19,629	1,864,559
		6,495,428
Machinery - 1.1%
AGCO Corp.	47,615	5,247,649
Allison Transmission Holdings, Inc.	90,934	3,145,407
Caterpillar, Inc.	27,852	5,385,184
Cummins, Inc.	3,040	637,640
Deere & Co.	6,994	2,416,707
		16,832,587
Professional Services - 0.2%
CoStar Group, Inc. (a)	9,889	768,969
IHS Markit Ltd.	169	21,602
TriNet Group, Inc. (a)	14,304	1,434,691
Upwork, Inc. (a)	3,035	113,084
		2,338,346
Road & Rail - 1.2%
CSX Corp.	136,433	4,728,768
Norfolk Southern Corp.	2,548	675,908
Old Dominion Freight Lines, Inc.	12,892	4,578,852
Union Pacific Corp.	37,545	8,847,104
XPO Logistics, Inc. (a)	4,133	299,395
		19,130,027
Trading Companies & Distributors - 0.3%
MSC Industrial Direct Co., Inc. Class A	16,877	1,328,220
W.W. Grainger, Inc.	7,156	3,444,970
		4,773,190
TOTAL INDUSTRIALS		99,043,689
INFORMATION TECHNOLOGY - 29.9%
Communications Equipment - 0.9%
Cisco Systems, Inc.	252,166	13,828,783
Juniper Networks, Inc.	18,370	571,858
		14,400,641
Electronic Equipment & Components - 0.7%
National Instruments Corp.	134,524	5,585,436
Teledyne Technologies, Inc. (a)	752	312,298
Vontier Corp.	163,455	5,150,467
		11,048,201
IT Services - 3.9%
Accenture PLC Class A	4,162	1,487,499
Alliance Data Systems Corp.	18,026	1,228,652
Amdocs Ltd.	84,835	5,923,180
Automatic Data Processing, Inc.	18,159	4,192,732
EPAM Systems, Inc. (a)	9,858	5,999,086
FleetCor Technologies, Inc. (a)	16,282	3,372,491
Gartner, Inc. (a)	18,286	5,709,804
GoDaddy, Inc. (a)	38,606	2,708,983
IBM Corp.	7,924	927,900
MasterCard, Inc. Class A	45,783	14,417,982
PayPal Holdings, Inc. (a)	17,285	3,195,824
The Western Union Co.	45,045	712,612
Visa, Inc. Class A	53,152	10,299,263
		60,176,008
Semiconductors & Semiconductor Equipment - 6.8%
Advanced Micro Devices, Inc. (a)	35,330	5,595,212
Applied Materials, Inc.	75,293	11,082,377
Broadcom, Inc.	19,819	10,973,384
Cirrus Logic, Inc. (a)	18,143	1,454,706
Intel Corp.	314,998	15,497,902
NVIDIA Corp.	97,688	31,920,531
NXP Semiconductors NV	2,806	626,748
Qorvo, Inc. (a)	8,463	1,237,544
Qualcomm, Inc.	91,491	16,519,615
Texas Instruments, Inc.	49,684	9,557,711
Xilinx, Inc.	715	163,342
		104,629,072
Software - 11.0%
Adobe, Inc. (a)	26,120	17,496,482
Black Knight, Inc. (a)	87,828	6,277,067
Box, Inc. Class A (a)	152,122	3,561,176
Cadence Design Systems, Inc. (a)	7,811	1,386,140
Crowdstrike Holdings, Inc. (a)	5,866	1,273,743
Dropbox, Inc. Class A (a)	318,454	7,837,153
HubSpot, Inc. (a)	23	18,559
Intuit, Inc.	1,096	714,921
Microsoft Corp.	294,445	97,340,560
Oracle Corp.	54,246	4,922,282
Salesforce.com, Inc. (a)	12,731	3,627,826
ServiceNow, Inc. (a)	9,885	6,402,515
SS&C Technologies Holdings, Inc.	41,517	3,168,993
Synopsys, Inc. (a)	30,136	10,276,376
VMware, Inc. Class A (a)	43,997	5,136,210
		169,440,003
Technology Hardware, Storage & Peripherals - 6.6%
Apple, Inc.	579,242	95,748,703
NetApp, Inc.	51,961	4,618,294
Seagate Technology Holdings PLC	425	43,635
Western Digital Corp. (a)	30,720	1,776,845
		102,187,477
TOTAL INFORMATION TECHNOLOGY		461,881,402
MATERIALS - 1.7%
Chemicals - 1.3%
CF Industries Holdings, Inc.	97,946	5,934,548
Corteva, Inc.	18,343	825,435
Dow, Inc.	79,276	4,354,631
DuPont de Nemours, Inc.	36,071	2,667,811
Eastman Chemical Co.	19,145	1,996,632
FMC Corp.	23,261	2,330,520
NewMarket Corp. (b)	2,328	771,266
The Chemours Co. LLC	54,553	1,620,224
		20,501,067
Containers & Packaging - 0.1%
Packaging Corp. of America	5,231	683,116
WestRock Co.	5,933	257,433
		940,549
Metals & Mining - 0.2%
Alcoa Corp.	82,861	3,855,522
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.	23,891	1,561,277
TOTAL MATERIALS		26,858,415
REAL ESTATE - 2.5%
Equity Real Estate Investment Trusts (REITs) - 2.4%
American Homes 4 Rent Class A	56,483	2,264,403
American Tower Corp.	14,258	3,742,440
Apartment Income (REIT) Corp.	13,757	698,305
Crown Castle International Corp.	42,157	7,657,819
Extra Space Storage, Inc.	1,830	366,000
First Industrial Realty Trust, Inc.	17,630	1,065,028
Healthcare Realty Trust, Inc.	12,760	399,643
National Storage Affiliates Trust	45,634	2,801,015
Prologis (REIT), Inc.	11,437	1,724,128
PS Business Parks, Inc.	4,572	801,014
Public Storage	19,290	6,315,160
Realty Income Corp.	38,606	2,622,120
SBA Communications Corp. Class A	6,299	2,165,596
Weyerhaeuser Co.	123,344	4,638,968
		37,261,639
Real Estate Management & Development - 0.1%
Newmark Group, Inc. (b)	76,782	1,233,119
TOTAL REAL ESTATE		38,494,758
UTILITIES - 1.2%
Electric Utilities - 0.7%
Hawaiian Electric Industries, Inc. (b)	35,497	1,348,531
IDACORP, Inc.	5,730	599,473
NextEra Energy, Inc.	103,420	8,974,788
Portland General Electric Co.	2,898	141,046
		11,063,838
Multi-Utilities - 0.5%
MDU Resources Group, Inc.	82,973	2,259,355
Public Service Enterprise Group, Inc.	35,981	2,248,453
WEC Energy Group, Inc.	28,795	2,503,149
		7,010,957
TOTAL UTILITIES		18,074,795
TOTAL COMMON STOCKS (Cost $1,047,040,806)		1,521,964,422

Money Market Funds - 1.4%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (c)	19,087,602	19,091,419
Fidelity Securities Lending Cash Central Fund 0.07% (c)(d)	2,344,941	2,345,175
TOTAL MONEY MARKET FUNDS (Cost $21,436,560)		21,436,594

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,068,477,366)	1,543,401,016
NET OTHER ASSETS (LIABILITIES) - 0.0% (e)	509,302
NET ASSETS - 100.0%	1,543,910,318

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	96	Dec 2021	21,918,000	499,041	499,041

The notional amount of futures purchased as a percentage of Net Assets is 1.4%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
(e)	Includes $1,023,500 of cash collateral to cover margin requirements for futures contracts.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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